Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$29,288,681.24	0.0649416	$11,603,042.78	0.0257274	$17,685,638.46
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$253,518,681.24	0.1677565	$235,833,042.78	0.1560537	$17,685,638.46

Weighted Avg. Coupon (WAC)	4.40%		4.41%
Weighted Avg. Remaining Maturity (WARM)	27.09		26.22
Pool Receivables Balance	$286,911,145.74		$269,032,825.68
Remaining Number of Receivables	33,764		32,939

Adjusted Pool Balance	$284,645,878.05		$266,960,239.59

III. COLLECTIONS

Principal:
Principal Collections	$17,422,612.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$295,113.97
Total Principal Collections	$17,717,726.33

Interest:
Interest Collections	$1,046,915.60
Late Fees & Other Charges	$55,797.55
Interest on Repurchase Principal	$-
Total Interest Collections	$1,102,713.15

Collection Account Interest	$381.74
Reserve Account Interest	$171.45
Servicer Advances	$-

Total Collections	$18,820,992.67

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$18,820,992.67
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$26,602,791.87
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$239,092.62		$239,092.62	$239,092.62
Collection Account Interest					$381.74
Late Fees & Other Charges					$55,797.55
Total due to Servicer					$295,271.91

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$12,935.83		$12,935.83
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$104,842.83		$104,842.83	$104,842.83

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$18,342,954.09

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,685,638.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,685,638.46
Class A-4 Notes				$-
Class A Notes Total:		$17,685,638.46		$17,685,638.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,685,638.46		$17,685,638.46

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					657,315.63

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,265,267.69
Beginning Period Amount	$2,265,267.69
Current Period Amortization	$192,681.60
Ending Period Required Amount	$2,072,586.09
Ending Period Amount	$2,072,586.09
Next Distribution Date Amount	$1,889,638.62

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		10.94%	11.66%	11.66%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.72%	32,187	96.79%	$260,384,154.79
30 - 60 Days	1.80%	594	2.53%	$6,807,638.80
61 - 90 Days	0.37%	123	0.53%	$1,426,376.95
91 + Days	0.11%	35	0.15%	$414,655.14
		32,939		$269,032,825.68
Total
Delinquent Receivables 61 + days past due	0.48%	158	0.68%	$1,841,032.09
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.53%	180	0.75%	$2,163,072.27
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	143	0.58%	$1,782,993.27
Three-Month Average Delinquency Ratio	0.47%		0.67%

Repossession in Current Period		36		$452,734.34
Repossession Inventory		74		$287,880.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$455,707.70
Recoveries				$(295,113.97)
Net Charge-offs for Current Period				$160,593.73

Beginning Pool Balance for Current Period				$286,911,145.74

Net Loss Ratio				0.67%
Net Loss Ratio for 1st Preceding Collection Period				0.33%
Net Loss Ratio for 2nd Preceding Collection Period				0.36%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$12,215,029.35
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$1,429,215.71
Number of Extensions				121